UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2005
Check here if Amendment [ ]; Amendment Number:  _________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     SHAY ASSETS MANAGEMENT, INC.
          ----------------------------
Address:  230 WEST MONROE STREET
          ----------------------------
          SUITE 2810
          ----------------------------
          CHICAGO, IL  60606
          ----------------------------
13F File Number:  28-7232
                     ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RODGER D. SHAY, JR.
        -------------------
Title:  PRESIDENT
        -------------------
Phone:  (312) 214-6590
        -------------------

Signature, Place, and Date of Signing:

     /S/ RODGER D. SHAY, JR.          CHICAGO, IL          FEBRUARY 14, 2006
    ------------------------         -------------         -----------------
            [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                         ----------
Form 13F Information Table Entry Total:          62
                                         ----------
Form 13F Information Table Value Total:     247,394
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                             FORM 13F INFORMATION TABLE
     ITEM 1            ITEM 2        ITEM 3    ITEM 4         ITEM 5          ITEM 6     ITEM 7          ITEM 8
-----------------  --------------  ---------  --------  ------------------  ----------  --------    ------------------
                                                                                                     VOTING AUTHORITY
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 NAME OF ISSUER    TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------  --------------  ---------  --------  -------  ---  ----  ----------  --------    ----  ------  ----
ABBOTT
LABORATORIES       COMMON          002824100    4,732   120,000                SOLE                  X
ALCOA, INC.        COMMON          013817101    1,774    60,000                SOLE                  X
ALLSTATE
FINANCIAL          COMMON          020002101    1,622    30,000                SOLE                  X
ALTRIA GROUP,
INC.               COMMON          02209S103    1,494    20,000                SOLE                  X
AMERICAN
EXPRESS CO.        COMMON          025816109    4,477    87,000                SOLE                  X
AMERICAN
INT'L GROUP        COMMON          026874107    7,893   115,680                SOLE                  X
ANHEUSER-
BUSCH              COMMON          035229103    4,726   110,000                SOLE                  X
APACHE CORP.       COMMON          037411105    3,152    46,000                SOLE                  X
AT&T INC.          COMMON          00206R102    2,204    90,000                SOLE                  X
AUTOMATIC
DATA
PROCESSING         COMMON          053015103    5,048   110,000                SOLE                  X
BALL
CORPORATION        COMMON          058498106    1,946    49,000                SOLE                  X
BAXTER
INTERNATIONAL      COMMON          071813109    1,946    49,000                SOLE                  X
BERKSHIRE
HATHAWAY INC.      CLASS A         084670108    6,647        75                SOLE                  X
CEMEX SA           ADR             151290889    2,828    47,664                SOLE                  X
CHEVRON CORP.      COMMON          166764100    5,109    90,000                SOLE                  X
CISCO SYSTEMS      COMMON          17275R102    4,794   280,000                SOLE                  X
CITIGROUP, INC.    COMMON          172967101    7,471   153,956                SOLE                  X


                                             FORM 13F INFORMATION TABLE
     ITEM 1            ITEM 2        ITEM 3    ITEM 4         ITEM 5          ITEM 6     ITEM 7          ITEM 8
-----------------  --------------  ---------  --------  ------------------  ----------  --------    ------------------
                                                                                                     VOTING AUTHORITY
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 NAME OF ISSUER    TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------  --------------  ---------  --------  -------  ---  ----  ----------  --------    ----  ------  ----
COCA COLA CO       COMMON          191216100    4,434   110,000                SOLE                  X
                   CLASS A
COMCAST CORP       SPL             20030N200    2,697   105,000                SOLE                  X
DELL INC.          COMMON          24702R101    4,798   160,000                SOLE                  X
                   SPON ADR
DIAGEO PLC.        NEW             25243Q205       47       800                SOLE                  X
DOW CHEMICAL
COMPANY            COMMON          260543103    2,673    61,000                SOLE                  X
EXELON CORP.       COMMON          30161N101    2,126    40,000                SOLE                  X
EXXON MOBIL
CORP.              COMMON          30231G102   11,011   196,028                SOLE                  X
FEDEX CORP.        COMMON          31428X106    5,170    50,000                SOLE                  X
FIRST DATA
CORP.              COMMON          319963104    4,301   100,000                SOLE                  X
FPL GROUP, INC.    COMMON          302571104    1,563    37,600                SOLE                  X
GANNETT INC.       COMMON          364730101    5,306    87,600                SOLE                  X
GENERAL
DYNAMICS CORP.     COMMON          369550108    2,110    18,500                SOLE                  X
GENERAL
ELECTRIC CO.       COMMON          369604103    6,660   190,000                SOLE                  X
HARLEY-
DAVIDSON, INC.     COMMON          412822108    4,634    90,000                SOLE                  X
HOME DEPOT,
INC.               COMMON          437076102    6,072   150,000                SOLE                  X
I B M CORP.        COMMON          459200101    3,617    44,000                SOLE                  X
ILLINOIS TOOL
WORKS, INC.        COMMON          452308109    5,719    65,000                SOLE                  X
INGERSOLL-
RAND CO.           CLASS A         G4776G101    3,270    81,000                SOLE                  X


                                             FORM 13F INFORMATION TABLE
     ITEM 1            ITEM 2        ITEM 3    ITEM 4         ITEM 5          ITEM 6     ITEM 7          ITEM 8
-----------------  --------------  ---------  --------  ------------------  ----------  --------    ------------------
                                                                                                     VOTING AUTHORITY
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 NAME OF ISSUER    TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------  --------------  ---------  --------  -------  ---  ----  ----------  --------    ----  ------  ----
INTEL CORP.        COMMON          458140100    1,902    76,200                SOLE                  X
ITT INDUSTRIES
INC                COMMON          450911102    3,187    31,000                SOLE                  X
J.P. MORGAN
CHASE & CO.        COMMON          46625H100    3,810    96,000                SOLE                  X
JOHNSON &
JOHNSON            COMMON          478160104    8,414   140,000                SOLE                  X
KERR-MCGEE
CORP.              COMMON          492386107    1,545    17,000                SOLE                  X
LEHMAN BRO
HOLDINGS INC.      COMMON          524908100    3,281    25,600                SOLE                  X
MERRILL LYNCH      COMMON          590188108    5,622    83,000                SOLE                  X
MICROSOFT
CORP.              COMMON          594918104    7,976   305,000                SOLE                  X
MORGAN ST
DEAN WITTER        COMMON          617446448    2,270    40,000                SOLE                  X
                   SPONSORED
NOKIA CORP.        ADR             654902204    2,288   125,000                SOLE                  X
NORTH FORK
BANCORP            COMMON          659424105    1,726    63,084                SOLE                  X
OMNICOM
GROUP              COMMON          681919106    5,533    65,000                SOLE                  X
PEPSICO INC.       COMMON          713448108    6,499   110,000                SOLE                  X
PFIZER, INC.       COMMON          717081103    4,664   200,000                SOLE                  X
PPL CORPORATION    COMMON          69351T106    1,999    68,000                SOLE                  X
PRAXAIR, INC.      COMMON          74005P104    3,490    65,900                SOLE                  X
PROCTER &
GAMBLE CO.         COMMON          742718109    6,946   120,000                SOLE                  X
STATE STREET
CORP.              COMMON          857477103    4,158    75,000                SOLE                  X


                                             FORM 13F INFORMATION TABLE
     ITEM 1            ITEM 2        ITEM 3    ITEM 4         ITEM 5          ITEM 6     ITEM 7          ITEM 8
-----------------  --------------  ---------  --------  ------------------  ----------  --------    ------------------
                                                                                                     VOTING AUTHORITY
                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 NAME OF ISSUER    TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------  --------------  ---------  --------  -------  ---  ----  ----------  --------    ----  ------  ----
SYSCO
CORPORATION        COMMON          871829107    4,658   150,000                SOLE                  X
TELEFONOS DE       SPON ADR
MEXICO             ORD L           879403780    1,974    80,000                SOLE                  X
TJX COS., INC.     COMMON          872540109    1,162    50,000                SOLE                  X
VERIZON
COMMUNICATIONS     COMMON          92343V104    2,108    70,000                SOLE                  X
WACHOVIA CORP.     COMMON          929903102    1,713    32,400                SOLE                  X
WAL MART
STORES INC.        COMMON          931142103    7,020   150,000                SOLE                  X
WELLS FARGO CO.    COMMON          949746101    2,670    42,500                SOLE                  X
WEYERHAEUSER
CO.                COMMON          962166104    1,552    23,400                SOLE                  X
WRIGLEY (WM.) JR.
CO.                COMMON          982526105    4,321    65,000                SOLE                  X
XTO ENERGY INC.    COMMON          98385X106    2,783    63,333                SOLE                  X
TOTAL                                         247,394